Income taxes (Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current income tax expense:
Current income tax expense	¥ 845,380	¥ 920,356	¥ 824,087
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	32,889	(26,887)	(56,279)
Provision for income taxes	878,269	893,469	767,808
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	591,868	552,122	634,458
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(40,934)	(77,653)	(122,898)
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	253,512	368,234	189,629
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ 73,823	¥ 50,766	¥ 66,619